Statement of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM FINANCING ACTIVITY
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	$ 1
Alps Life Science Inc [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	(2,529,176)	$ (2,398,575)
Changes in working capital:
Amortisation of intangible assets	163,093	44,807
Amortisation of right-of-use assets	500,144	403,019
Depreciation of property, plant and equipment	465,287	455,613
Gain on disposal of other investment		(215)
Interest expenses	48,283	42,844
Property, plant and equipment written off		14,083
Share of results of associates	10,760	(3,421)
Operating loss before changes in working capital	(1,341,609)	(1,441,845)
Inventories	(192,078)	26,235
Trade receivables	28,488	(55,478)
Other receivables, deposits and prepayments	(60,142)	25,595
Trade payables	145,751	46,342
Other payable	(77,642)	149,099
Cash Used In Operations	(1,497,232)	(1,250,052)
Tax paid	(122,030)	(116,691)
Tax refund	10,477
Net Cash Used In Operating Activities	(1,608,785)	(1,366,743)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of associates		(1,492,955)
Advances to associates	(16,290)
Purchase of property, plant and equipment	(83,772)	(221,317)
Net Cash Used In Investing Activities	(100,062)	(1,714,272)
CASH FLOWS FROM FINANCING ACTIVITY
Proceed from issue of share capital, representing net cash from financing activity		2,295,012
Advances from directors	2,361,546	1,451,612
Interest paid	(48,283)	(42,844)
Repayment of hire purchase liabilities	(7,260)	(10,544)
Repayment of lease liabilities	(460,170)	(414,819)
Advances from associates	20,763	159
Net Cash From Financing Activities	1,866,596	3,278,576
NET MOVEMENT OF CASH AND CASH EQUIVALENTS	157,749	197,561
Effect of exchange differences	(299,284)	1,092
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE FINANCIAL YEAR	460,467	261,814
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	$ 318,932	$ 460,467